Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2015
Prospectus

Steven Wymer no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Gopal Reddy (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 24.

Gopal Reddy is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

GO-15-01  April 1, 2015
1.756209.131

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Institutional Class
January 29, 2015
Prospectus

Steven Wymer no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Gopal Reddy (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 21.

Gopal Reddy is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

GOI-15-01  April 1, 2015
1.756208.126

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class Z
January 29, 2015
Prospectus

Steven Wymer no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Gopal Reddy (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 19.

Gopal Reddy is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

GOZ-15-01  April 1, 2015
1.9857241.101

Supplement to the
Fidelity Advisor® Series Growth Opportunities Fund
January 29, 2015
Prospectus

Steven Wymer no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Gopal Reddy (portfolio manager) has managed the fund since November 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 14.

Gopal Reddy is portfolio manager of the fund, which he has managed since November 2013. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

AXS3-15-01  April 1, 2015
1.9857242.101

Supplement to the

Fidelity Advisor® Series Growth Opportunities Fund (FAOFX)
A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2015

Steven Wymer no longer serves as co-manager of the fund. Gopal Reddy serves as portfolio manager of the fund.

AXS3B-15-01  April 1, 2015
1.9864535.100